INVESTMENTS IN EQUITY SECURITIES AND EQUITY INVESTMENTS - Equity method investments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
INVESTMENTS IN EQUITY SECURITIES AND EQUITY INVESTMENTS
Balance at the beginning of the year	$ 6.4	$ 19.6	$ 123.3
Share of profit / (loss) in equity method investments		(2.3)	(20.9)
Impairment loss		(10.9)	(2.5)
Dilution gain from changes in equity interest			9.4
Reclassification to equity securities			(89.7)
Total equity method investments	$ 6.4	$ 6.4	$ 19.6